Trade receivables, other assets, prepaid expenses and Tax receivables - Schedule of receivables by due date (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of financial assets [line items]
Current receivables from financing activities	€ 2,153	€ 2,296
Non-current receivables from financing activities	2,553	1,347
Receivables from financing activities	4,706	3,643
Current other receivables	3,506	2,679
Non-current other receivables	1,730	2,122
Other receivables	5,236	4,801
Current derivative operating assets	587	641
Non-current derivative operating assets	286	114
Derivative operating assets	873	755
Current trade and other receivables	6,246	5,616
Non-current trade and other receivables	4,569	3,583
Total	10,815	9,199
Current tax receivables	543	285	[1]	€ 216
Non-current tax receivables	112	105	[1]	€ 0
Tax receivables	655	390
Due between one and five years
Disclosure of financial assets [line items]
Non-current receivables from financing activities	1,918	923
Non-current other receivables	1,614	1,773
Non-current derivative operating assets	286	114
Non-current trade and other receivables	3,818	2,810
Non-current tax receivables	79	74
Due beyond five years
Disclosure of financial assets [line items]
Non-current receivables from financing activities	635	424
Non-current other receivables	116	349
Non-current derivative operating assets	0	0
Non-current trade and other receivables	751	773
Non-current tax receivables	€ 33	€ 31

[1]	Refer to Note 3, Scope of consolidation